CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$ 1,379.4	$ 1,499.1	$ 1,180.2
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash used in operating activities:
Deferred financing costs	3.8
Net realized loss on investments	62.1	105.7	197.8
Net change in unrealized appreciation on investments and mortgage loans payable	(1,073.3)	(1,181.7)	(954.8)
Purchase of real estate properties	(619.3)	(1,108.9)
Capital improvements on real estate properties	(186.3)	(162.7)	(130.4)
Proceeds from sale of real estate properties	449.8	335.9	91.9
Proceeds from mortgage loans receivable			75.0
Purchases of long term investments	(1,076.6)	38.3	97.2
Proceeds from sale of long term investments	675.5	(465.7)	(598.3)
Decrease (increase) in other investments	233.3	(392.3)	(1,646.8)
Change in due to (from) investment advisor	17.4	4.2	(6.7)
(Increase) decrease in other assets	(30.6)	(61.3)	8.7
Increase (decrease) in other liabilities	15.6	1.8	(11.2)
NET CASH USED IN OPERATING ACTIVITIES	(149.2)	(1,387.6)	(1,697.4)
CASH FLOWS FROM FINANCING ACTIVITIES
Mortgage loan proceeds received	208.1	185.0	273.3
Principal payments of mortgage loans payable	(9.2)	(17.8)	(330.8)
Premiums	1,923.5	2,321.0	2,594.5
Liquidity units redeemed	(940.3)
Annuity payments	(25.1)	(24.3)	(19.1)
Withdrawals and death benefits	(1,003.6)	(1,071.7)	(832.4)
NET CASH PROVIDED BY FINANCING ACTIVITIES	153.4	1,392.2	1,685.5
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	4.2	4.6	(11.9)
CASH AND CASH EQUIVALENTS
Beginning of year	17.5	12.9	24.8
End of year	21.7	17.5	12.9
SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	117.0	109.2	106.1
Debt assumed in acquisition of property	$ 36.9